Equity-Based Compensation	12 Months Ended
Dec. 31, 2021
Equity-Based Compensation
Equity-Based Compensation

Note 7. Equity-Based Compensation

During 2020, the Company implemented an equity compensation program, which was designed to attract and retain key employees while also aligning employees’ interests with the interests of our unitholders. Unit options are granted to employees under the 2020 Unit Option Incentive Plan.

Compensation expense for all equity-based compensation awards is based on the grant date fair value estimate. The Company recognizes these compensation costs using graded vesting attribution over the requisite service period of the award. As equity-based compensation expense recognized is based on awards ultimately expected to vest such expense is reduced for estimated forfeitures. Income tax benefits related to the tax deductions for share-based awards are recognized only upon settlement of the related share-based awards.

Unit Options

We account for our employee unit options under the fair value method using the Black Scholes valuation model. During the year ended December 31, 2021 we granted 9.3 million unit options to employees, which had a fair value of approximately $0.5 million as of the grant date. One-half of the options granted vest over four years of continuous service by the employee, and one-half of the options vest upon the realization of cash proceeds on all CEP Units issued on February 28, 2020 equal to 2.0x of the cost of such common units (“MOIC-vesting units”), provided that the recipient is either still working for the Company at the date of such realization event or that the performance goals are achieved within one year following a qualified termination of the recipient’s employment. All unit option grants have an exercise price equal to, or greater than, the fair market value of a common unit of the Company on the grant date, and generally have a ten-year term prior to expiration. The fair value of the unit option grants is amortized to expense over the vesting period, which is generally four years. Management expects to fulfill any options exercised by issuance of new common units. Management includes an estimate of forfeitures annually based upon its expectation that some options will not vest due to a break in employment or service by the recipient prior to vesting.

The Company recognizes expense related to the unit options using graded vesting attribution and recognized approximately $0.5 million and $0.4 million of expense for the years ended December 31, 2021 and 2020, respectively, which is included in selling, general and administrative expenses on our Consolidated Statements of Operations. The total compensation cost of nonvested options, not yet recognized, is approximately $0.6 million, which is to be recognized over the next four years.

	Options	Average Price	Average Life
Unit Options
Options outstanding at December 31, 2020	24,125,000	$0.05
Options granted	9,250,000	$0.05	10 years
Options forfeited	(2,875,000)	$0.05	10 years
Options exercised	—
Outstanding at December 31, 2021	30,500,000	$0.05

Exercisable at December 31, 2021	2,750,000

The aggregate intrinsic value of unvested unit options was $0.1 million at December 31, 2021, based on the estimated per unit value of common units as of that date.

Restricted Common Units

On February 28, 2020, the Company granted 13,582,640 restricted common units (“RMUs”), to three key executive employees which vest subject to continued employment. Such RMUs carry the same rights and limitations of the other junior common units pursuant to the Operating Agreement of WCH. The RMUs vest in three installments on each anniversary of the grant date. RMU expense is based on the fair value of the common units on the date of grant and is amortized over the vesting period, which is generally three years. The value of the RMUs was calculated using a combination of historic equity and implied asset volatility of 40%, a risk-free rate of 1.14%, and a marketability discount of 30%.

The Company recognized approximately $0.8 million and $1.2 million in expense for the RMUs in the years ended December 31, 2021 and 2020, respectively, which is included in selling, general and administrative expense on our Consolidated Statements of Operations. Total compensation expense of nonvested RMUs not yet recognized is approximately $0.4 million, which is to be recognized over the next two years.

		Average Fair
	Units	Market Value
Restricted Member Units
Units outstanding at December 31, 2020	13,582,640	$0.17
Units granted	—	$—
Units forfeited	—	$—
Units vested	(4,527,547)	$0.11
Units outstanding at December 31, 2021	9,055,093	$0.17

The aggregate intrinsic value of unvested RMUs was approximately $3.2 million on December 31, 2021, which is based on the estimated per unit value of common units as of such date using the Black Scholes valuation model.